PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 48,241	$ 39,675	$ 91,785	$ 78,039	$ 153,023	$ 163,799